Schedule of Investments
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–52.36%
Australia–2.75%
Ampol Ltd.	475	$9,723
APA Group	2,746	18,634
Aurizon Holdings Ltd.	11,102	24,994
BHP Group Ltd.	10,616	336,717
BlueScope Steel Ltd.	793	10,745
Brambles Ltd.	5,427	48,853
Coles Group Ltd.	1,453	17,519
CSL Ltd.	647	124,838
Endeavour Group Ltd.	809	3,669
Fortescue Metals Group Ltd.	2,424	36,452
Glencore PLC	17,330	99,684
James Hardie Industries PLC, CDI	88	1,889
Macquarie Group Ltd.	846	99,661
Mineral Resources Ltd.	101	5,473
Rio Tinto Ltd.	1,766	142,194
Rio Tinto PLC	4,332	293,602
Santos Ltd.	923	4,260
Sonic Healthcare Ltd.	523	12,225
South32 Ltd.	17,785	52,749
Telstra Group Ltd.	31,271	88,336
Wesfarmers Ltd.	3,398	114,542
WiseTech Global Ltd.	317	13,927
Woodside Energy Group Ltd.	1,920	43,262
Woolworths Group Ltd.	1,136	28,809
		1,632,757
Belgium–0.46%
Groupe Bruxelles Lambert N.V.	3,060	261,285
UCB S.A.	155	13,860
		275,145
Brazil–1.21%
Ambev S.A.	6,009	16,989
B3 S.A. - Brasil, Bolsa, Balcao	18,379	37,531
Banco BTG Pactual S.A., Series CPO	10,061	39,006
Centrais Eletricas Brasileiras S.A.	1,431	9,396
Cia de Saneamento Basico do Estado de Sao Paulo	826	8,248
Localiza Rent a Car S.A.	1,368	14,413
Localiza Rent a Car S.A., Rts., expiring 05/11/2023	6	15
M Dias Branco S.A.	1,283	6,384
Petroleo Brasileiro S.A., Preference Shares	45,361	209,870
Rumo S.A.	4,132	15,367
Telefonica Brasil S.A.	2,541	19,382
TIM S.A.	15,063	37,387
Vale S.A.	17,356	274,939
WEG S.A.	2,929	23,433
Yara International ASA	125	5,442
		717,802
Canada–5.14%
Alimentation Couche-Tard, Inc.	776	39,015
Shares		Value
Canada–(continued)
ARC Resources Ltd.	1,419	$16,096
BCE, Inc.	1,319	59,084
Brookfield Corp.	2,239	72,943
Canadian National Railway Co.	2,363	278,822
Canadian Natural Resources Ltd.	2,235	123,682
Canadian Pacific Railway Ltd.	1,852	142,610
CCL Industries, Inc., Class B	1,163	57,776
Cenovus Energy, Inc.	1,601	27,933
CGI, Inc., Class A(a)	504	48,573
Constellation Software, Inc.	75	141,005
Dollarama, Inc.	1,015	60,660
Emera, Inc.	121	4,971
Enbridge, Inc.	2,867	109,313
Fairfax Financial Holdings Ltd.	79	52,540
Fortis, Inc.	1,511	64,230
Franco-Nevada Corp.	39	5,689
George Weston Ltd.	162	21,468
Hydro One Ltd.(b)	1,528	43,505
Imperial Oil Ltd.	898	45,667
Intact Financial Corp.	534	76,423
Loblaw Cos. Ltd.	936	85,303
Lumine Group, Inc.(a)(b)	225	2,449
Magna International, Inc.	902	48,314
Manulife Financial Corp.	17,496	321,051
Metro, Inc.	517	28,438
Nutrien Ltd.	1,663	122,815
Open Text Corp.	1,692	65,264
Pembina Pipeline Corp.	166	5,377
Power Corp. of Canada	3,543	90,548
Quebecor, Inc., Class B	1,027	25,388
Ritchie Bros. Auctioneers, Inc.	88	4,951
Rogers Communications, Inc., Class B	1,115	51,679
Saputo, Inc.	432	11,178
Shaw Communications, Inc., Class B	2,040	61,041
Sun Life Financial, Inc.	2,194	102,500
Suncor Energy, Inc.	5,686	176,533
TC Energy Corp.	1,308	50,878
Teck Resources Ltd., Class B	2,046	74,710
TELUS Corp.	1,053	20,904
TFI International, Inc.	368	43,912
Thomson Reuters Corp.	322	41,895
Tourmaline Oil Corp.	1,418	59,091
West Fraser Timber Co. Ltd.	767	54,709
WSP Global, Inc.	48	6,287
		3,047,220
Chile–0.03%
Antofagasta PLC	100	1,957
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	187	15,009
		16,966
China–3.17%
Alibaba Group Holding Ltd.(a)	14,182	180,363

See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
China–(continued)
ANTA Sports Products Ltd.	1,235	$17,965
Autohome, Inc., ADR	239	7,999
China Coal Energy Co. Ltd., H Shares	15,818	12,020
China Feihe Ltd.(b)	16,147	12,220
China Hongqiao Group Ltd.	19,382	18,659
China Life Insurance Co. Ltd., H Shares	86,571	142,597
China National Building Material Co. Ltd., H Shares	29,415	24,126
China Petroleum & Chemical Corp., H Shares	241,482	142,310
China Shenhua Energy Co. Ltd., H Shares	8,491	26,780
China Tower Corp. Ltd., H Shares(b)	362,908	43,900
CITIC Ltd.	77,912	91,405
COSCO SHIPPING Holdings Co. Ltd., H Shares	58,726	66,193
CSPC Pharmaceutical Group Ltd.	5,663	5,563
Daqo New Energy Corp., ADR(a)	368	17,237
Dongfeng Motor Group Co. Ltd., H Shares	82,221	38,709
East Buy Holding Ltd.(a)(b)	2,152	9,227
ENN Energy Holdings Ltd.	1,236	16,884
Fufeng Group Ltd.	17,300	9,965
Haichang Ocean Park Holdings Ltd.(a)(b)	6,080	1,330
JD.com, Inc., A Shares	1,930	42,299
Kingboard Holdings Ltd.	8,271	25,463
Kunlun Energy Co. Ltd.	35,958	28,182
Lenovo Group Ltd.	33,927	36,752
Lufax Holding Ltd., ADR	13,262	27,054
NetEase, Inc.	3,120	55,146
New Oriental Education & Technology Group, Inc., ADR(a)	421	16,255
Nongfu Spring Co. Ltd., H Shares(b)	5,699	32,723
NXP Semiconductors N.V.	248	46,246
PDD Holdings, Inc., ADR(a)	1,655	125,614
People’s Insurance Co. Group of China Ltd. (The), H Shares	157,382	52,691
PetroChina Co. Ltd., H Shares	195,116	115,745
PICC Property & Casualty Co. Ltd., H Shares	47,020	48,029
Ping An Insurance (Group) Co. of China Ltd., H Shares	15,761	102,153
Prosus N.V.(a)	2,085	163,052
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares	1,902	7,037
Sino Biopharmaceutical Ltd.	22,742	12,713
Tencent Music Entertainment Group, ADR(a)	1,833	15,177
Yangzijiang Shipbuilding Holdings Ltd.	20,289	18,379
Yankuang Energy Group Co. Ltd., H Shares	3,996	14,289
Yum China Holdings, Inc.	149	9,445
		1,879,896
Denmark–1.62%
AP Moller - Maersk A/S, Class B	80	144,978
Carlsberg A/S, Class B	22	3,402
Novo Nordisk A/S, Class B	5,013	795,526
Tryg A/S	853	18,627
		962,533
Finland–0.25%
Kone OYJ, Class B	346	18,048
Neste OYJ	170	8,385
Sampo OYJ, Class A	747	35,237
Shares		Value
Finland–(continued)
UPM-Kymmene OYJ	2,557	$85,868
		147,538
France–4.06%
Air Liquide S.A.	952	159,488
Arkema S.A.	7	692
AXA S.A.	5,150	157,471
Bollore SE	7,313	45,136
Bouygues S.A.	1,765	59,529
Capgemini SE	100	18,601
Carrefour S.A.	1,923	38,875
Cie Generale des Etablissements Michelin S.C.A.	545	16,681
Danone S.A.	1,875	116,565
Dassault Systemes SE	653	26,969
Edenred	181	10,709
Eiffage S.A.	168	18,186
ENGIE S.A.	4,298	67,972
EssilorLuxottica S.A.	248	44,770
Hermes International	25	50,640
Kering S.A.	102	66,571
Legrand S.A.	544	49,759
L’Oreal S.A.	542	242,492
LVMH Moet Hennessy Louis Vuitton SE	320	293,266
Orange S.A.	9,668	114,877
Pernod Ricard S.A.	306	69,333
Publicis Groupe S.A.	604	47,188
Renault S.A.(a)	674	27,519
Safran S.A.	460	68,313
Sartorius Stedim Biotech	2	614
Schneider Electric SE	761	127,216
SCOR SE	904	20,554
TotalEnergies SE	3,207	189,222
Vinci S.A.	1,338	153,535
Vivendi SE	9,766	98,582
Worldline S.A.(a)(b)	100	4,250
		2,405,575
Germany–2.70%
Allianz SE	925	213,529
BASF SE	1,002	52,551
Bayer AG	149	9,491
Bayerische Motoren Werke AG	1,048	114,747
Daimler Truck Holding AG(a)	1,058	35,732
Deutsche Bank AG	6,235	63,224
Deutsche Boerse AG	434	84,466
Deutsche Post AG	1,681	78,520
Deutsche Telekom AG	3,592	87,001
Fresenius Medical Care AG & Co. KGaA	483	20,483
Fresenius SE & Co. KGaA	1,668	44,964
Hannover Rueck SE	36	7,042
HeidelbergCement AG	249	18,162
Knorr-Bremse AG	124	8,243
LEG Immobilien SE	72	3,942
Mercedes-Benz Group AG	1,844	141,652
Merck KGaA	205	38,114
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	225	78,692
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Germany–(continued)
Porsche Automobil Holding SE, Preference Shares	385	$22,096
Rheinmetall AG	50	14,853
RWE AG	953	40,968
SAP SE	1,372	172,594
Siemens AG	260	42,086
thyssenkrupp AG	317	2,276
Volkswagen AG, Preference Shares	1,466	200,042
Vonovia SE	215	4,043
		1,599,513
Greece–0.19%
Hellenic Telecommunications Organization S.A.	5,568	81,515
JUMBO S.A.	1,403	29,721
		111,236
Hong Kong–0.78%
AIA Group Ltd.	4,942	51,928
CK Asset Holdings Ltd.	8,990	54,464
CK Hutchison Holdings Ltd.	16,290	101,152
Henderson Land Development Co. Ltd.	2,635	9,122
Hong Kong Exchanges & Clearing Ltd.	498	22,104
Jardine Matheson Holdings Ltd.	1,061	51,685
Kerry Properties Ltd.	10,987	28,200
MTR Corp. Ltd.	3,996	19,329
Sun Hung Kai Properties Ltd.	6,885	96,837
Swire Pacific Ltd., Class A	2,796	21,533
WH Group Ltd.	9,251	5,499
		461,853
Hungary–0.09%
MOL Hungarian Oil & Gas PLC	7,531	55,116
India–0.34%
Dr. Reddy’s Laboratories Ltd., ADR	175	9,963
Infosys Ltd., ADR	5,007	87,322
Piramal Enterprises Ltd.	2,185	18,074
SBI Cards & Payment Services Ltd.	7,543	67,950
Tata Steel Ltd.	14,499	18,501
		201,810
Indonesia–0.21%
PT Adaro Energy Indonesia Tbk	104,977	20,343
PT Astra International Tbk	115,724	46,456
PT Telkom Indonesia (Persero) Tbk	219,337	59,465
		126,264
Ireland–0.43%
CRH PLC	2,811	142,063
Flutter Entertainment PLC(a)	154	28,002
Kerry Group PLC, Class A	824	82,119
		252,184
Israel–0.18%
Check Point Software Technologies Ltd.(a)	399	51,870
Elbit Systems Ltd.	117	19,877
Nice Ltd.(a)	153	34,827
		106,574
Shares		Value
Italy–0.27%
Enel S.p.A.	3,135	$19,146
Eni S.p.A.	3,517	49,266
Ferrari N.V.	188	50,918
Poste Italiane S.p.A.(b)	1,450	14,841
Prysmian S.p.A.	312	13,136
Snam S.p.A.	2,152	11,423
		158,730
Japan–8.43%
Ajinomoto Co., Inc.	899	31,285
Astellas Pharma, Inc.	1,698	24,153
Bridgestone Corp.	1,230	49,967
Brother Industries Ltd.	1,335	20,137
Canon, Inc.	3,495	78,400
Central Japan Railway Co.	355	42,383
Chugai Pharmaceutical Co. Ltd.	300	7,415
Dai Nippon Printing Co. Ltd.	810	22,632
Dai-ichi Life Holdings, Inc.	1,219	22,398
Daiichi Sankyo Co. Ltd.	5,070	185,038
Daito Trust Construction Co. Ltd.	59	5,888
Daiwa House Industry Co. Ltd.	816	19,222
Denso Corp.	245	13,830
East Japan Railway Co.	515	28,480
Ebara Corp.	448	20,842
Eisai Co. Ltd.	240	13,656
ENEOS Holdings, Inc.	13,822	48,481
FANUC Corp.	1,715	61,843
FUJIFILM Holdings Corp.	1,335	67,817
Fujitsu Ltd.	78	10,543
Hankyu Hanshin Holdings, Inc.	772	22,908
Hitachi Ltd.	1,055	57,990
Honda Motor Co. Ltd.	6,237	165,909
Hoya Corp.	366	40,473
Idemitsu Kosan Co. Ltd.	346	7,567
IHI Corp.	393	9,860
Inpex Corp.	3,511	37,357
ITOCHU Corp.	2,513	81,831
Japan Post Holdings Co. Ltd.	25,400	206,675
Japan Tobacco, Inc.	3,102	65,473
Kao Corp.	59	2,304
KDDI Corp.	5,666	174,975
Keyence Corp.	209	102,466
Kintetsu Group Holdings Co. Ltd.	166	5,339
Komatsu Ltd.	2,322	57,606
Konami Group Corp.	105	4,820
Kubota Corp.	2,183	33,068
Kyocera Corp.	890	46,427
Marubeni Corp.	1,826	24,822
Marui Group Co. Ltd.	4,459	68,228
MEIJI Holdings Co. Ltd.	178	4,233
Mitsubishi Chemical Group Corp.	2,345	13,953
Mitsubishi Corp.	3,140	112,890
Mitsubishi Electric Corp.	4,718	56,349
Mitsubishi Estate Co. Ltd.	2,298	27,436
Mitsubishi Heavy Industries Ltd.	1,276	47,050
Mitsui & Co. Ltd.	4,399	137,095
Mitsui Fudosan Co. Ltd.	1,286	24,167
Mitsui OSK Lines Ltd.	1,628	40,739
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
Japan–(continued)
MS&AD Insurance Group Holdings, Inc.	1,062	$32,978
Murata Manufacturing Co. Ltd.	553	33,768
NEC Corp.	538	20,772
Nexon Co. Ltd.	481	11,484
NGK Insulators Ltd.	3,076	40,721
Nintendo Co. Ltd.	2,197	85,168
Nippon Steel Corp.	1,698	40,074
Nippon Telegraph & Telephone Corp.	8,843	264,118
Nippon Yusen K.K.	2,857	66,760
Nissan Motor Co. Ltd.	4,361	16,591
Nomura Holdings, Inc.	21,034	81,198
Nomura Research Institute Ltd.	406	9,441
Oji Holdings Corp.	21,775	86,216
Olympus Corp.	1,621	28,468
Oriental Land Co. Ltd.	510	17,440
ORIX Corp.	5,458	90,017
Otsuka Holdings Co. Ltd.	102	3,252
Pan Pacific International Holdings Corp.	591	11,437
Recruit Holdings Co. Ltd.	2,192	60,757
Resona Holdings, Inc.	57,763	279,228
Ricoh Co. Ltd.	1,229	9,219
SBI Holdings, Inc.	2,297	45,591
Secom Co. Ltd.	300	18,465
Seiko Epson Corp.	1,411	20,077
Seven & i Holdings Co. Ltd.	699	31,532
Shin-Etsu Chemical Co. Ltd.	2,000	64,869
SMC Corp.	132	69,986
SoftBank Corp.	10,855	125,216
SoftBank Group Corp.	1,175	46,253
Sompo Holdings, Inc.	798	31,671
Sony Group Corp.	417	37,911
Sumitomo Chemical Co. Ltd.	202	679
Sumitomo Corp.	1,798	31,845
Taisei Corp.	64	1,979
Takeda Pharmaceutical Co. Ltd.	6,549	215,106
Tokio Marine Holdings, Inc.	4,853	93,572
Tokyo Electron Ltd.	480	58,690
Tokyo Gas Co. Ltd.	274	5,159
Tokyu Corp.	1,572	20,907
Toppan, Inc.	1,459	29,391
Toshiba Corp.	334	11,192
Tosoh Corp.	7	95
Toyota Industries Corp.	1,303	72,559
Toyota Motor Corp.	14,259	202,980
Trend Micro, Inc.	168	8,237
Unicharm Corp.	170	6,988
Yakult Honsha Co. Ltd.	52	3,780
		4,998,257
Kuwait–0.14%
Mobile Telecommunications Co. KSCP	45,555	80,313
Luxembourg–0.18%
ArcelorMittal S.A.	3,568	108,195
Malaysia–0.14%
IHH Healthcare Bhd.	19,819	25,846
Tenaga Nasional Bhd.	26,773	56,017
		81,863
Shares		Value
Mexico–0.17%
Grupo Bimbo S.A.B. de C.V., Series A	3,696	$18,599
Wal-Mart de Mexico S.A.B. de C.V., Series V	20,158	80,576
		99,175
Netherlands–2.15%
Argenx SE(a)	41	15,149
ASML Holding N.V.	717	489,922
ASR Nederland N.V.	549	21,885
EXOR N.V.(a)	1,251	103,088
Heineken Holding N.V.	537	49,327
Heineken N.V.	470	50,598
Koninklijke Ahold Delhaize N.V.	4,525	154,780
Koninklijke DSM N.V.	50	5,910
Koninklijke KPN N.V.	781	2,758
Koninklijke Philips N.V.	5,523	100,827
OCI N.V.	401	13,612
Randstad N.V.	61	3,621
Shell PLC	6,029	172,645
Universal Music Group N.V.	1,167	29,501
Wolters Kluwer N.V.	504	63,599
		1,277,222
New Zealand–0.02%
Spark New Zealand Ltd.	3,960	12,559
Norway–0.24%
Aker BP ASA	354	8,686
Equinor ASA	3,673	104,457
Gjensidige Forsikring ASA	1,653	27,089
Schibsted ASA, Class A	28	476
Telenor ASA	268	3,146
		143,854
Philippines–0.07%
SM Prime Holdings, Inc.	71,886	43,430
Poland–0.03%
Polski Koncern Naftowy ORLEN S.A.	1,354	18,330
Portugal–0.01%
Jeronimo Martins SGPS S.A.	134	3,142
Qatar–0.32%
Barwa Real Estate Co.	170,864	122,427
Ooredoo Q.P.S.C.	26,886	69,382
		191,809
Russia–0.00%
Tatneft PJSC, ADR(c)	576	0
X5 Retail Group N.V., GDR(a)(b)(c)	422	0
		0
Singapore–0.00%
Jardine Cycle & Carriage Ltd.	83	1,961
South Africa–0.65%
Anglo American PLC	3,214	106,375
Aspen Pharmacare Holdings Ltd.	69	711
Exxaro Resources Ltd.	985	10,344
FirstRand Ltd.	15,827	53,743
Impala Platinum Holdings Ltd.	475	4,369
Investec Ltd.	7,054	38,881
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
South Africa–(continued)
Naspers Ltd., Class N	149	$27,438
Old Mutual Ltd.	50,693	33,641
Remgro Ltd.	5,640	42,574
Sappi Ltd.	4,259	10,958
Sasol Ltd.	1,472	19,910
Shoprite Holdings Ltd.	730	9,113
Sibanye Stillwater Ltd.	2,681	5,525
Thungela Resources Ltd.	563	6,393
Woolworths Holdings Ltd.	4,620	16,586
		386,561
South Korea–1.44%
E-MART, Inc.	155	12,609
GS Holdings Corp.	798	24,861
HMM Co. Ltd.(a)	2,436	38,392
Hyundai Mobis Co. Ltd.	119	19,851
Hyundai Motor Co.	2	285
Hyundai Steel Co.	272	7,284
Kia Corp.	429	26,871
KT Corp.	815	18,477
KT&G Corp.	617	39,811
Kumho Petrochemical Co. Ltd.(a)	54	5,997
LG Chem Ltd.	15	8,283
LG Corp.(a)	679	43,288
LG Display Co. Ltd.(a)	2,573	32,746
LG Energy Solution Ltd.(a)	43	19,446
LG Uplus Corp.	52	434
NAVER Corp.	336	52,891
Posco Future M Co. Ltd.	9	1,901
POSCO Holdings, Inc.	208	59,300
Samsung Biologics Co. Ltd.(a)(b)	8	4,864
Samsung C&T Corp.	439	36,661
Samsung Electro-Mechanics Co. Ltd.	67	7,921
Samsung Electronics Co. Ltd.	3,953	196,023
Samsung SDI Co. Ltd.	47	26,787
SK hynix, Inc.	1,938	133,665
SK Telecom Co. Ltd.	1,001	37,217
		855,865
Spain–1.17%
ACS Actividades de Construccion y Servicios S.A.	2,356	75,073
Cellnex Telecom S.A.(b)	445	17,322
Ferrovial S.A.	1,459	42,919
Iberdrola S.A.	19,446	242,225
Industria de Diseno Textil S.A.	732	24,583
Red Electrica Corp. S.A.	784	13,791
Repsol S.A.	5,612	86,387
Telefonica S.A.	44,624	192,561
		694,861
Sweden–0.82%
Atlas Copco AB, Class A	2,398	30,403
Industrivarden AB, Class C	2,233	60,253
Investor AB, Class B	10,758	214,310
L E Lundbergforetagen AB, Class B	746	33,800
Telefonaktiebolaget LM Ericsson, Class B	9,570	56,218
Volvo AB, Class B	4,322	89,146
		484,130
Shares		Value
Switzerland–1.32%
ABB Ltd.	1,064	$36,487
Julius Baer Group Ltd.(a)	81	5,546
Novartis AG	5,272	483,995
Partners Group Holding AG	66	62,227
Schindler Holding AG, PC	77	17,033
UBS Group AG	6,101	128,830
Zurich Insurance Group AG	100	47,849
		781,967
Taiwan–1.98%
ASE Technology Holding Co. Ltd.	980	3,626
Asustek Computer, Inc.	4,994	44,891
AUO Corp.	48,468	29,498
Catcher Technology Co. Ltd.	2,957	18,464
Cathay Financial Holding Co. Ltd.	23,596	32,535
Chailease Holding Co. Ltd.	804	5,949
Chunghwa Telecom Co. Ltd.	13,788	54,249
Delta Electronics, Inc.	2,413	23,967
E Ink Holdings, Inc.	618	3,785
Evergreen Marine Corp. Taiwan Ltd.	4,166	21,834
Far Eastern New Century Corp.	11,053	11,394
Far EasTone Telecommunications Co. Ltd.	8,177	20,230
Formosa Chemicals & Fibre Corp.	6,992	15,900
Formosa Plastics Corp.	7,991	24,178
Fubon Financial Holding Co. Ltd.	18,071	33,718
Hon Hai Precision Industry Co. Ltd.	18,836	64,615
Innolux Corp.	78,217	37,517
Inventec Corp.	2,277	2,398
Lite-On Technology Corp.	999	2,419
Novatek Microelectronics Corp.	1,309	18,626
Pegatron Corp.	18,978	43,627
Taiwan Mobile Co. Ltd.	8,425	27,999
Taiwan Semiconductor Manufacturing Co. Ltd.	30,289	536,596
Uni-President Enterprises Corp.	18,493	43,806
Wan Hai Lines Ltd.	7,908	17,863
Yang Ming Marine Transport Corp.	14,997	31,853
		1,171,537
Thailand–0.20%
Advanced Info Service PCL, NVDR	5,793	35,939
Airports of Thailand PCL, NVDR(a)	3,724	7,743
Delta Electronics Thailand PCL, NVDR	805	27,055
PTT Exploration & Production PCL, NVDR	3,453	15,254
PTT PCL, NVDR	37,785	34,847
		120,838
Turkey–0.26%
BIM Birlesik Magazalar A.S.	3,274	25,311
KOC Holding A.S.	11,737	46,617
Turk Hava Yollari AO(a)	4,840	29,788
Turkiye Petrol Rafinerileri A.S.(a)	691	19,022
Turkiye Sise ve Cam Fabrikalari A.S.	14,513	31,893
		152,631
United Arab Emirates–0.43%
Emaar Properties PJSC	25,565	39,005
International Holding Co. PJSC(a)	1,901	205,077
Multiply Group PJSC(a)	13,233	11,684
		255,766
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Shares		Value
United Kingdom–4.78%
3i Group PLC	5,457	$113,788
Ashtead Group PLC	10	613
AstraZeneca PLC	3,268	453,599
Aviva PLC	14,718	73,567
BAE Systems PLC	6,079	73,696
BP PLC	29,349	185,807
British American Tobacco PLC	6,520	228,492
BT Group PLC	11,402	20,516
CNH Industrial N.V.	2,697	41,257
Coca-Cola Europacific Partners PLC	275	16,277
Compass Group PLC	241	6,060
Diageo PLC	5,467	243,994
Experian PLC	204	6,715
Imperial Brands PLC	2,261	51,996
InterContinental Hotels Group PLC	600	39,425
International Distributions Services PLC	6,312	17,554
J Sainsbury PLC	11,467	39,488
Johnson Matthey PLC	203	4,975
Legal & General Group PLC	4,404	13,026
London Stock Exchange Group PLC	497	48,301
M&G PLC	14,462	35,423
Man Group PLC	11,830	34,436
Marks & Spencer Group PLC(a)	217	448
National Grid PLC	5,533	75,103
Pearson PLC	2,446	25,527
Phoenix Group Holdings PLC	726	4,904
Reckitt Benckiser Group PLC	1,521	115,557
RELX PLC	3,532	114,339
Rentokil Initial PLC	1,669	12,203
Rightmove PLC	736	5,132
Sage Group PLC (The)	2,913	27,911
Smiths Group PLC	1,255	26,597
Spirax-Sarco Engineering PLC	98	14,382
SSE PLC	2,296	51,142
Tesco PLC	30,891	101,294
Unilever PLC	6,406	331,881
United Utilities Group PLC	202	2,641
Vodafone Group PLC	125,513	138,728
Wise PLC, Class A(a)	342	2,302
WPP PLC	2,716	32,223
		2,831,319
United States–3.53%
Atlassian Corp., Class A(a)	329	56,315
Computershare Ltd.	376	5,450
Ferguson PLC	357	47,112
GSK PLC	8,375	149,371
JBS S.A.	4,099	14,436
Nestle S.A.	4,516	551,299
Roche Holding AG	2,441	698,583
Sanofi	3,273	356,437
Signify N.V.	319	10,636
Stellantis N.V.	9,592	174,535
Swiss Re AG	266	27,360
		2,091,534
Total Common Stocks & Other Equity Interests (Cost $29,700,485)		31,045,831
Principal Amount		Value
Equity Linked Notes–29.89%
Canada–11.50%
Bank of Montreal, 29.81%, 04/24/2023(b)	$1,153,000	$1,172,939
Bank of Montreal, 27.87%, 05/05/2023(b)	1,154,000	1,157,473
Canadian Imperial Bank of Commerce, 26.00%, 05/08/2023(b)	1,185,000	1,181,490
Royal Bank of Canada, 23.75%, 04/14/2023(b)	1,159,000	1,163,208
Toronto-Dominion Bank (The), 24.00%, 04/10/2023(b)	1,134,000	1,145,454
Toronto-Dominion Bank (The), 23.00%, 05/02/2023(b)	1,008,000	1,000,786
		6,821,350
France–1.77%
BNP Paribas S.A., 25.55%, 04/12/2023(b)	1,049,000	1,050,126
Netherlands–1.66%
BNP Paribas Issuance B.V., 20.34%, 05/09/2023(b)	986,000	986,000
United Kingdom–5.37%
Goldman Sachs International, 18.12%, 04/25/2023(b)	1,011,000	1,027,442
HSBC Bank PLC, 26.09%, 04/17/2023(b)	1,161,000	1,166,057
HSBC Holdings PLC, 23.82%, 04/18/2023(b)	986,000	989,138
		3,182,637
United States–9.59%
Citigroup Global Markets Holdings, Inc., 26.22%, 04/28/2023(b)	1,160,000	1,167,748
Citigroup Global Markets Holdings, Inc., 21.48%, 04/03/2023(b)	1,143,000	1,139,080
Goldman Sachs Group, Inc. (The), 18.70%, 04/21/2023(b)	1,161,000	1,184,276
J.P. Morgan Structured Products B.V., 21.52%, 04/11/2023(b)	1,142,000	1,151,973
J.P. Morgan Structured Products B.V., 25.37%, 04/04/2023	1,043,000	1,040,640
		5,683,717
Total Equity Linked Notes (Cost $17,635,000)		17,723,830
Shares
Money Market Funds–20.38%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)(e)	4,232,661	4,232,661
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)(e)	3,014,227	3,014,830
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)(e)	4,837,327	4,837,327
Total Money Market Funds (Cost $12,083,777)		12,084,818
TOTAL INVESTMENTS IN SECURITIES—102.63% (Cost $59,419,262)		60,854,479
OTHER ASSETS LESS LIABILITIES–(2.63)%		(1,557,851)
NET ASSETS–100.00%		$59,296,628
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
CPO	– Certificates of Ordinary Participation
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
PC	– Participation Certificate
Rts.	– Rights
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2023 was $16,869,821, which represented 28.45% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,926,442	$9,627,311	$(9,321,092)	$-	$-	$4,232,661	$46,774
Invesco Liquid Assets Portfolio, Institutional Class	2,796,563	6,876,651	(6,657,924)	(283)	(177)	3,014,830	33,724
Invesco Treasury Portfolio, Institutional Class	4,487,362	11,002,642	(10,652,677)	-	-	4,837,327	53,442
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	17,120	11,536	(28,656)	-	-	-	134*
Invesco Private Prime Fund	41,740	11,892	(53,625)	(7)	-	-	361*
Total	$11,269,227	$27,530,032	$(26,713,974)	$(290)	$(177)	$12,084,818	$134,435

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
MSCI EAFE Index Future	10	June-2023	$1,048,250	$64,764	$64,764
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage International Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$1,632,757	$—	$1,632,757
Belgium	—	275,145	—	275,145
Brazil	712,360	5,442	—	717,802
Canada	3,047,220	6,821,350	—	9,868,570
Chile	15,009	1,957	—	16,966
China	265,027	1,614,869	—	1,879,896
Denmark	—	962,533	—	962,533
Finland	—	147,538	—	147,538
France	—	3,455,701	—	3,455,701
Germany	—	1,599,513	—	1,599,513
Greece	—	111,236	—	111,236
Hong Kong	—	461,853	—	461,853
Hungary	55,116	—	—	55,116
India	97,285	104,525	—	201,810
Indonesia	—	126,264	—	126,264
Ireland	—	252,184	—	252,184
Israel	51,870	54,704	—	106,574
Italy	—	158,730	—	158,730
Japan	—	4,998,257	—	4,998,257
Kuwait	—	80,313	—	80,313
Luxembourg	—	108,195	—	108,195
Malaysia	—	81,863	—	81,863
Mexico	99,175	—	—	99,175
Netherlands	15,149	2,248,073	—	2,263,222
New Zealand	—	12,559	—	12,559
Norway	—	143,854	—	143,854
Philippines	—	43,430	—	43,430
Poland	—	18,330	—	18,330
Portugal	—	3,142	—	3,142
Qatar	—	191,809	—	191,809
Russia	—	—	0	0
Singapore	—	1,961	—	1,961
South Africa	—	386,561	—	386,561
South Korea	—	855,865	—	855,865
Spain	—	694,861	—	694,861
Sweden	—	484,130	—	484,130
Switzerland	—	781,967	—	781,967
Taiwan	—	1,171,537	—	1,171,537
Thailand	—	120,838	—	120,838
Turkey	—	152,631	—	152,631
Invesco Income Advantage International Fund

	Level 1	Level 2	Level 3	Total
United Arab Emirates	$—	$255,766	$—	$255,766
United Kingdom	16,277	5,997,679	—	6,013,956
United States	70,751	7,704,500	—	7,775,251
Money Market Funds	12,084,818	—	—	12,084,818
Total Investments in Securities	16,530,057	44,324,422	0	60,854,479
Other Investments - Assets*
Futures Contracts	64,764	—	—	64,764
Total Investments	$16,594,821	$44,324,422	$0	$60,919,243

*	Unrealized appreciation.
Invesco Income Advantage International Fund